Related party disclosures	6 Months Ended
Jun. 30, 2023
Related party disclosures
Related party disclosures

27.Related party disclosures

Related party transactions note not described elsewhere in these notes to the financial statements (see Note 18) are as follows:

Key management personnel compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include certain directors and officers. For the period ended 30 June 2023 and 2022, key management personnel did not receive any short-term benefits, employee benefits, or share-based payments.

27.Related party disclosures (continued)

Related party transactions

(a)Share subscriptions and private placements

On 14 April 2023, MAC, MAL and certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for an aggregate of 11,362,506 ordinary shares, par value $0.0001 per share, of the Company (the “Subscribed Shares”) at a purchase price of $10.00 per share, for an aggregate purchase price of $113,625 thousand in a private placement or placements (the “Private Placements”) which consummated immediately prior the consummation of the initial Business Combination. The private placement included related party transactions specified below:

●	Michael James McMullen, Chief Executive Officer and a member of the board of directors of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $1,500 thousand. Katherine Crouse, spouse of Marthinus J. Crouse, former Chief Financial Officer of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $250 thousand. Patrice Ellen Merrin, director of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $50 thousand.
●	In connection with the Subscription Agreements, GMM agreed to transfer an aggregate of 517,500 shares of Class B common stock (Founder Shares converted to ordinary common stock on closing of the Proposed Business Combination) of the Company that it currently holds to certain investors who agreed to subscribe for a significant number of Subscribed Shares.
(b)	Related party promissory note

On 31 March 2023, MAC issued an unsecured non-convertible promissory note (the “March 2023 Note”) to the Sponsor pursuant to which MAC may borrow up to $340 thousand from the Sponsor for transaction costs reasonably related to the consummation of the initial Business Combination. The March 2023 Note bears no interest and all unpaid principal under the Note was due and payable in full up the earlier of (i) 2 August 2023 and (ii) the acquisition of the CSA Mine in the initial business combination. As of 30 June 2023, there was no amount outstanding under the March 2023 Note.

(c)Transactions with Glencore

As part of the acquisition of CMPL from Glencore on 16 June 2023, Glencore received consideration of 10,000,000 newly issued New MAC ordinary shares issued at the redemption share price of $10 per share ($100,000 thousand worth). As a result, Glencore has a significant influence interest in the Company and is considered a related party in accordance with IAS 24 Related Party Disclosures.

Royalty Deed

Concurrently with closing of the Business Combination, a Royalty Deed between the Company, Glencore, and CMPL became effective, pursuant to which CMPL is required, on a quarterly basis, to pay to Glencore a royalty equal to 1.5% of Net Smelter Returns and grant security interests created as a result of the Royalty Deed. Net Smelter Returns are equal to the gross revenue minus permitted deductions for all marketable and metal-bearing copper material, in whatever form or state, that is mined, produced, extracted or otherwise recovered from the Royalty Area. Glencore has the right to transfer its interest in the Royalty Deed (subject to limited restrictions, and subject to a right of last refusal granted to CMPL) and the security created as a result of the Royalty Deed. For the six months ended 30 June 2023, the Company has paid $nil in royalty.

27.Related party disclosures (continued)

Offtake Agreement

Concurrently with the closing of the Business Combination, the Company entered into a new Offtake Agreement with Glencore International AG (“GIAG”), parent entity of Glencore, to replace the existing offtake agreement. The Offtake Agreement is a LOM obligation, pursuant to which the Company is committed to selling all material to Glencore, and GIAG is committed to buying all Material. For the six months ended 30 June 2023, the Group has recognised $17,929 thousand of copper sales and $647 thousand of silver sales for a total of $18,576 thousand in revenue from the offtake agreement, with a corresponding trade receivable balance recognised.

Transitional Service Agreement

MAL, CMPL and Glencore Australia Holdings Pty Ltd (“GAH”) are parties to a transitional services agreement under which GAH has agreed to provide the benefit of certain transitional services and group contract on-supply for a period post-closing in order to assist CMPL to transition and operate the business on a standalone basis. GAH will be paid a service fee in exchange for the performance of those services in accordance with the terms of the transitional services agreement. For the six months ended 30 June 2023, the Company incurred $nil under the transitional service agreement.

Fuel Supply arrangements for CMPL with Glencore Australia Oil Pty Ltd.

Glencore Australia Oil Pty Ltd (“Glencore Oil”) and CMPL are parties to a Bulk Fuel Supply Agreement dated 1 July 2022. Under the agreement Glencore Oil supplies ultra low sulphur diesel to CMPL. The agreement is governed by the laws of New South Wales and contains customary terms and conditions, including in relation to, (i) ordering and delivery, (ii) forecast usage, (iii) delivery, (iv) passage of tile, (v) quality and quantity, (vi) payment terms. For the six months ended 30 June 2023, the Group has incurred $484 thousand under the agreement.

Working Capital Loan

Pursuant to the terms of the Share Sale Agreement between MAL, MAC Australia (as “Buyer”) and Glencore Operations Australia (as “Seller”) dated 17 March 2022 (the “SSA”), as amended, the purchase price payable for acquisition of CMPL would be adjusted to account for CMPL’s net debt, working capital and tax debts in accordance with consideration adjustment mechanisms common for acquisitions of this nature. In connection with this consideration adjustment mechanism, the ‘Estimated Purchase Price’ payable by the Buyer to the Seller on completion of the SSA (which occurred 16 June 2023) would be reduced by an amount of $15,000 thousand and then the ‘Final Adjustment Amount’ payable by the Buyer to the Seller following preparation and agreement of necessary completion accounts would be increased by the same $15,000 thousand. The effect of this consideration payment adjustment mechanism was to retain $15,000 thousand within CMPL as an interest-free, working capital loan, utilised by the business immediately following completion of the SSA and repaid by the Buyer upon finalisation of all consideration payments in which as at the date of these accounts has not yet occurred.